Accounts Receivable And Allowance For Doubtful Accounts	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Accounts Receivable And Allowance For Doubtful Accounts [Abstract]
Accounts Receivable And Allowance For Doubtful Accounts

5. Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable, net, by category is as follows (in thousands):

	September 30, 2011	December 31, 2010
Accounts receivable	$51,490	$26,850
Registration receivable	11,258	8,626
Less allowance for doubtful accounts	(1,556)	(1,380)

Accounts receivable, net	$61,192	$34,096

The Company performs ongoing credit evaluations of its customers' financial condition and generally requires no collateral from its customers. Allowances for doubtful accounts are established based on various factors including credit profiles of the Company's customers, contractual terms and conditions, historical payments, returns and discounts experience and current economic trends. The Company reviews its allowances monthly by assessing individual accounts receivable over a specific aging and amount, and all other balances on a pooled basis based on historical collection experience. Accounts receivable are written off on a case-by-case basis, net of any amounts that may be collected.

5. Accounts Receivable and Allowances for Doubtful Accounts

Accounts receivable, net, by category is as follows (in thousands):

	December 31,
	2009	2010
Accounts receivable	$22,559	$26,850
Registration receivable	6,941	8,626
Less allowance for doubtful accounts	(1,946)	(1,380)

Accounts receivable, net	$27,554	$34,096

The Company performs ongoing credit evaluations of its customers' financial condition and generally require no collateral from its customers. Allowances for doubtful accounts are established based on various factors including credit profiles of the Company's customers, contractual terms and conditions, historical payments, returns and discounts experience and current economic trends. The Company reviews its allowances monthly by assessing individual accounts receivable over a specific aging and amount, and all other balances on a pooled basis based on historical collection experience. Accounts receivable are written off on a case-by-case basis, net of any amounts that may be collected.